Schedule of Investments (unaudited) April 30, 2023	BlackRock Intermediate Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 3.7%
Black Belt Energy Gas District RB, 5.50%, 11/01/53
(Put 09/01/28)(a)	$500	$530,382
Southeast Energy Authority A Cooperative District RB, 5.50%, 01/01/53( 09/01/29)(a)	315	340,003
Sumter County Industrial Development Authority/AL RB, 6.00%, 07/15/52 (Put 01/15/29)(a)	100	88,851
Tuscaloosa County Industrial Development Authority RB, 5.25%, 05/01/44( 05/01/29)(b)	110	96,869

		1,056,105

Arizona — 0.3%
Arizona Health Facilities Authority RB, Class B, 4.11%, 01/01/46 (Put 11/04/25)(a)(c)	100	97,870

California — 6.0%
Bay Area Toll Authority RB, Series E, 4.27%, 04/01/56 (Put 04/01/27)(a)(c)	250	245,857
California Community Choice Financing Authority RB, 2.67%, 12/01/53( 05/01/29)(a)(c)	750	762,022
California Infrastructure & Economic Development Bank RB, Class D, 4.21%, 08/01/47 (Put 08/01/23)(a)(c)	100	98,052
Folsom Ranch Financing Authority ST, 4.00%, 09/01/33 (Call 09/01/27)	115	117,309
San Diego Unified School District/CA GO, 0.00%, 07/01/31(d)	610	489,163

		1,712,403

Colorado — 5.4%
City & County of Denver Co. Airport System Revenue RB, 5.75%, 11/15/34( 11/15/32)	200	238,922
Colorado Health Facilities Authority RB 4.00%, 08/01/39 (Call 08/01/29)	185	181,028
VRDN,4.41%, 05/15/61 (Put 02/17/26)(a)(c)	500	501,180
Series B-2, 2.63%, 05/15/29 (Call 05/30/23)	150	134,882
E-470 Public Highway Authority RB, 3.57%, 09/01/39 (Put 06/01/24)(a)(c)	250	249,128
Pueblo Urban Renewal Authority TA, Series B, 0.00%, 12/01/25(b)(d)	250	214,173

		1,519,313

Connecticut — 1.6%
Connecticut Housing Finance Authority RB, 1.85%, 05/15/38 (Call 05/15/30)	220	156,582
Connecticut State Health & Educational Facilities Authority RB, 4.00%, 07/01/36 (Call 07/01/31)	165	165,326
State of Connecticut Special Tax Revenue RB, 5.00%, 07/01/34 (Call 01/01/33)	100	119,772

		441,680

Delaware — 1.7%
Delaware State Economic Development Authority RB, Class B, 1.25%, 10/01/40 (Put 10/01/25)	500	471,774

District of Columbia — 2.0%
District of Columbia GO, 5.00%, 01/01/43 ( 01/01/33)	500	565,957

Florida — 2.7%
Greater Orlando Aviation Authority RB, 5.00%, 11/15/36 (Call 05/30/23)	250	249,307
Lakes of Sarasota Community Development District RB, 2.75%, 05/01/26	125	120,893
Sawyers Landing Community Development District Special Assesment, 3.25%, 05/01/26	195	185,419
Tohoqua Community Development District RB, 2.38%, 05/01/26 .	225	216,678

		772,297

Security	Par (000)	Value

Georgia — 1.1%
Main Street Natural Gas Inc. RB, 5.00%, 12/01/52
(Put 03/01/29)	$300	$314,248

Hawaii — 0.8%
State of Hawaii Department of Budget & Finance RB, 3.10%, 05/01/26	230	223,691

Illinois — 12.5%
Chicago Midway International Airport RB, 5.00%, 01/01/34(01/01/24)	850	857,117
Chicago O’Hare International Airport RB, Series B, 5.00%, 01/01/37 (Call 01/01/27)	200	211,790
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/28	650	703,180
City of Chicago IL GO 5.00%, 01/01/27 (Call 01/01/26)	130	133,675
5.00%, 01/01/34 ( 01/01/32)	500	543,972
Illinois Finance Authority RB, Class B, 4.56%, 05/01/42 (Put 05/01/25)(a)(c)	500	487,732
Illinois Housing Development Authority RB, 4.65%, 10/01/37( 04/01/32) (GNMA/FNMA/FHLMC COLL)	230	238,927
Northern Illinois Municipal Power Agency RB, 4.00%, 12/01/36 (Call 12/01/26)	100	96,460
State of Illinois GO, 5.25%, 05/01/40( 05/01/32)	250	272,206

		3,545,059

Indiana — 1.4%
County of Warrick IN RB, 0.88%, 09/01/55 (Put 09/01/23)	300	297,202
Indiana Finance Authority RB, Class B, 4.16%, 03/01/39 (Put 03/01/26)(a)(c)	100	99,500

		396,702

Iowa — 1.3%
Iowa Finance Authority RB 1.50%, 01/01/42 (Put 05/15/23)(a)	250	246,062
5.00%, 05/15/48 (Call 05/15/27)	170	125,207

		371,269

Kentucky — 1.3%
City of Henderson KY RB, 3.70%, 01/01/32(b)	250	241,543
Louisville/Jefferson County Metropolitan Government RB, 1.75%, 02/01/35 (Put 07/01/26)(a)	125	121,053

		362,596

Louisiana — 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, Class A, 2.00%, 06/01/30 (Call 04/01/26)	250	224,989

Massachusetts — 1.6%
Commonwealth of Massachusetts GO, 5.00%, 10/01/34 (Call 10/01/32)	155	185,987
Massachusetts Development Finance Agency RB, 5.00%, 10/01/24	260	260,760

		446,747

Michigan — 1.6%
Michigan Finance Authority RB, 4.61%, 04/15/47 (Put 04/15/26)(a)(c)	250	244,622
Wayne County Airport Authority RB, 5.00%, 12/01/35 (Call 12/01/31)	180	203,318

		447,940

Mississippi — 0.4%
Mississippi Business Finance Corp. RB, 7.75%, 07/15/47( 01/15/29)(a)	100	100,952

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Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Intermediate Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri — 2.9%
Kansas City Industrial Development Authority RB, 5.00%, 03/01/34( 03/01/29)	$750	$815,044

New Hampshire — 0.9%
New Hampshire Business Finance Authority RB, Class A, 4.24%, 10/01/33 (Put 04/28/23)(a)(c)	250	242,754

New Jersey — 5.5%
New Jersey Health Care Facilities Financing Authority RB, 5.25%, 07/01/35( 07/01/23)	1,000	1,003,524
State of New Jersey GO, Series A, 4.00%, 06/01/32	500	550,336

		1,553,860

New York — 7.4%
City of New York NY GO, 5.00%, 04/01/41( 04/01/33)	500	562,742
New York City Housing Development Corp. RB 1.95%, 11/01/32 (Call 02/01/29) (FHA 542(C))	430	378,922
2.25%, 11/01/30 (Call 09/01/27)	150	135,322
New York City Municipal Water Finance Authority RB, 5.00%, 06/15/47( 06/15/33)	250	274,790
New York City Transitional Finance Authority Building Aid Revenue RB, Series S-1A, 4.00%, 07/15/35 (Call 07/15/31) (SAW)	500	532,306
New York Liberty Development Corp. RB, Class A, 2.50%, 11/15/36 (Call 11/15/31)	250	206,566

		2,090,648

Ohio — 7.3%
Allen County Port Authority RB, Class A, 4.00%, 12/01/31 (Call 06/01/31)	250	254,145
American Municipal Power Inc. RB, Class A-2, 1.00%, 02/15/48 (Put 02/15/24)(a)	500	486,925
Ohio Air Quality Development Authority RB, 4.00%, 09/01/30 (Put 06/01/27)	100	100,333
Ohio Higher Educational Facility Commission RB, Series B, 4.09%, 12/01/42 (Put 12/01/25)(a)(c)	1,000	994,146
Port of Greater Cincinnati Development Authority RB, 3.75%, 12/01/31 (Call 12/01/28)(b)	250	227,138

		2,062,687

Pennsylvania — 6.9%
Allegheny County Hospital Development Authority RB, 4.56%, 11/15/47 (Put 05/15/26)(a)(c)	250	252,641
Berks County Municipal Authority (The) RB, 5.00%, 10/01/39 (Call 10/01/29)	200	189,251
Bethlehem Area School District Authority, Series B, 3.57%, 07/01/31 (Put 11/01/24)(a)(c)	480	466,070
East Hempfield Township Industrial Development Authority RB, 5.00%, 12/01/29 (Call 12/01/25)	125	129,136
Pennsylvania Economic Development Financing Authority RB, 5.00%, 06/30/32	500	540,839
Pennsylvania Housing Finance Agency RB, 2.00%, 10/01/32 (Call 10/01/29)	445	388,572

		1,966,509

South Carolina — 1.6%
City of Hardeeville SC, 3.00%, 05/01/27(b)	250	241,461
South Carolina Jobs-Economic Development Authority RB, 5.00%, 11/15/28 (Call 11/15/27)	210	208,989

		450,450

Security	Par/ Shares (000)	Value

Tennessee — 2.8%
Tennergy Corp/TN RB, 5.50%, 10/01/53( 09/01/30)	$750	$806,823

Texas — 7.9%
City of Beaumont TX GOL, 4.00%, 03/01/33 (Call 03/01/30)	215	227,911
Fort Worth Independent School District GO, 5.00%, 02/15/36( 02/15/33) (PSF)	250	292,385
Harris County Cultural Education Facilities Finance Corp. RB, 4.71%, 07/01/49 (Put 12/01/25)(a)(c)	250	246,924
Houston Higher Education Finance Corp. RB 1.75%, 10/01/24 (Call 05/30/23)	115	110,928
2.00%, 10/01/25 (Call 05/30/23)	75	71,159
New Hope Cultural Education Facilities Finance Corp. RB 4.00%, 08/15/34 ( 08/15/27)	750	771,395
Class A, 4.00%, 06/15/25	280	285,832
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30 (Call 06/15/26)(b)	250	243,018

		2,249,552

Virginia — 0.8%
Virginia Housing Development Authority RB, 2.05%, 12/01/33 (Call 12/01/30)	270	234,535

Washington — 1.9%
County of King WA Sewer Revenue RB, Class A, 4.09%, 01/01/40 (Put 01/01/26)(a)(c)	550	538,196

Wisconsin — 0.5%
City of Milwaukee WI Sewerage System Revenue RB, 4.00%, 06/01/31( 06/01/23)	145	145,066

Total Long-Term Investments — 92.6% (Cost: $26,325,259)		26,227,716

Short-Term Securities

Money Market Funds — 7.4%
BlackRock Liquidity Funds: MuniCash, 3.27%(e)(f)	2,110	2,109,349

Total Short-Term Securities — 7.4% (Cost: $2,109,343)		2,109,349

Total Investments — 100.0% (Cost: $28,434,602)		28,337,065

Other Assets Less Liabilities — 0.0%		761

Net Assets — 100.0%		$28,337,826

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

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Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Intermediate Muni Income Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period endedApril 30, 2023 for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash	$1,907,996	$199,535	(a)	$—	$2,007	$(189)	$2,109,349	2,110	$62,791	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$26,227,716	$—	$26,227,716
Short-Term Securities
Money Market Funds	2,109,349	—	—	2,109,349

	$2,109,349	$26,227,716	$—	$28,337,065

Portfolio Abbreviation

FHA	Federal Housing Administration

GO	General Obligation

GOL	General Obligation Limited

PSF	Permanent School Fund

RB	Revenue Bond

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

3